General Information - Schedule of fair value of shares issued and non-cash share listing expense (Details) $ in Thousands	Jun. 15, 2022 USD ($) shares
Schedule of fair value of shares issued and noncash share listing expense [line items]
Total Alvotech Shares issued to OACB shareholders (in shares) | shares	7,226,505
Estimated fair market value	$ 65,160
Adjusted net liabilities of OACB as of 15 June 2022	(18,251)
Difference – being the share listing expense	$ 83,411
OACB Earn Out Shares
Schedule of fair value of shares issued and noncash share listing expense [line items]
Total Alvotech Shares issued to OACB shareholders (in shares) | shares	1,250,000
Estimated fair market value	$ 9,100
Ordinary Shares
Schedule of fair value of shares issued and noncash share listing expense [line items]
Estimated fair market value	$ 56,060
Ordinary Shares | Class A Shareholders
Schedule of fair value of shares issued and noncash share listing expense [line items]
Total Alvotech Shares issued to OACB shareholders (in shares) | shares	976,505
Ordinary Shares | Class B Shareholders
Schedule of fair value of shares issued and noncash share listing expense [line items]
Total Alvotech Shares issued to OACB shareholders (in shares) | shares	5,000,000